  Defiance Daily Target 2X Long RGTI ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 57.3%
Money Market Funds - 1.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	537,840	$537,840

U.S. Treasury Bills - 56.0%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	24,130,000	24,072,088

TOTAL SHORT-TERM INVESTMENTS (Cost $24,604,649)		24,609,928

TOTAL INVESTMENTS - 57.3% (Cost $24,604,649)		$24,609,928
Other Assets in Excess of Liabilities - 42.7%		18,310,077
TOTAL NET ASSETS - 100.0%		$42,920,005

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

  Defiance Daily Target 2X Long RGTI ETF

   Schedule of Total Return Swaps Contracts

  July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 1.5%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Rigetti Computing, Inc.	Morgan Stanley & Co., Inc.	Receive	OBFR + 23.00%	Termination(a)	04/11/2031	$11,063,000	$(1,500,688)
Rigetti Computing, Inc.	BMO Capital Markets Corp.	Receive	OBFR + 30.00%	Termination(b)	07/01/2027	10,091,250	(385,532)
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.50%	Termination(c)	02/02/2029	11,287,250	1,306,150
Rigetti Computing, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 20.00%	Termination(b)	09/08/2028	11,116,357	(527,586)
Rigetti Computing, Inc.	Clear Street LLC	Receive	OBFR + 13.00%	Termination(c)	03/06/2028	10,714,560	(51,097)
Rigetti Computing, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 22.50%	Termination(d)	03/31/2033	9,194,250	(710,879)
Rigetti Computing, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 15.00%	Termination(e)	03/18/2033	9,941,750	1,178,398
Rigetti Computing, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(f)	01/31/2033	12,184,250	1,327,801
							636,567

Net Unrealized Appreciation (Depreciation)							636,567

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.